Income taxes, Effective Income Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory U.S. Federal income tax		$ (38,760)
State income taxes, net		(818)
LLC income not taxed		2,376
Loss on acquisitions		29,051
Changes in valuation allowance		7,892
Other		259
Total provision		$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. Federal income tax	21.00%	21.00%
State income taxes, net		0.40%
LLC income not taxed		(1.30%)
Loss on acquisitions		(15.70%)
Change in valuation allowance		(4.30%)
Other		0.10%
Total provision	0.00%	0.00%